Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2023
Goodwill	$7,004	$1,429	$8,508	$16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261
Business realignment (a)	(51)	48	3	—
Acquisition	426	—	—	426
Foreign currency translation	(48)	(2)	(39)	(89)
Balance at Dec. 31, 2024
Goodwill	$7,331	$1,475	$8,472	$17,278
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,331	$1,475	$7,792	$16,598
(a)    In 2024, we made certain realignments of similar products and services within our lines of business. See Note 24 for additional information.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2022
Goodwill	$6,973	$1,424	$8,433	$16,830
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$6,973	$1,424	$7,753	$16,150
Foreign currency translation	31	5	75	111
Balance at Dec. 31, 2023
Goodwill	$7,004	$1,429	$8,508	$16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2022	$193	$384	$1,475	$849	$2,901
Amortization	(31)	(6)	(20)	—	(57)
Foreign currency translation	2	—	8	—	10
Balance at Dec. 31, 2023	$164	$378	$1,463	$849	$2,854
Acquisition	53	—	—	—	53
Amortization	(28)	(4)	(18)	—	(50)
Foreign currency translation	(3)	—	(3)	—	(6)
Balance at Dec. 31, 2024	$186	$374	$1,442	$849	$2,851

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2024				Dec. 31, 2023
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization (a):
Customer contracts—Securities Services	$779	$(593)	$186	12 years	$731	$(567)	$164
Customer contracts—Market and Wealth Services	269	(266)	3	2 years	280	(273)	7
Customer relationships—Investment and Wealth Management	553	(495)	58	7 years	553	(479)	74
Other	42	(14)	28	12 years	41	(12)	29
Total subject to amortization	$1,643	$(1,368)	$275	11 years	$1,605	$(1,331)	$274
Not subject to amortization (b):
Tradenames	$1,291	N/A	$1,291	N/A	$1,292	N/A	$1,292
Customer relationships	1,285	N/A	1,285	N/A	1,288	N/A	1,288
Total not subject to amortization	$2,576	N/A	$2,576	N/A	$2,580	N/A	$2,580
Total intangible assets	$4,219	$(1,368)	$2,851	N/A	$4,185	$(1,331)	$2,854
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2025	$45
2026	36
2027	30
2028	27
2029	23